DREYFUS PREMIER OPPORTUNITY FUNDS
200 Park Avenue
New York, New York 10166

December 28, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dreyfus Premier Opportunity Funds Registration File Nos. 333-34474; 811-09891

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act does not differ from that contained in the Fund's most recent amendment to its Registration Statement, filed electronically on December 21, 2001.

DREYFUS PREMIER OPPORTUNITY FUNDS

By:
       Steven F. Newman,
       Secretary